Operating Lease Contract with Respect to Buildings (Detail) - Buildings - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property Subject to or Available for Operating Lease [Line Items]
Buildings at cost	$ 29,825	$ 31,843
Less: accumulated depreciation	(17,163)	(16,682)
Buildings, net	$ 12,662	$ 15,161